Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 229,061	$ 163,856
Tax receivables	37,333	54,959
Prepayments	16,636	5,521
Other accounts receivable	9,010	12,059
Total	$ 292,040	$ 236,395